Segment Information - Additional Information (Detail) (Maximum)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Maximum
Segment Reporting Information [Line Items]
Percentage threshold of revenue attributable to single customer	10.00%	10.00%	10.00%